Schedule of Lease Term and Discount Rate (Details)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 6 days	2 years 8 months 4 days	3 years 6 months 29 days
Operating Lease, Weighted Average Discount Rate, Percent	12.00%	12.00%	12.00%